CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES	12 Months Ended
Dec. 31, 2025
CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES.
CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES

NOTE 18: — CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES

As of December 31, 2025 the Group issued one bank guarantee to secure certain obligations it has in respect of a lease agreement of its offices in Israel, for a total secured amount of $109, and one bank guarantee in the amount of $21 to secure certain obligations it has in respect of a commercial agreement with a certain airline.

Three long-term deposits in the total amount of $359 were pledged by the Israeli Subsidiary in favor of Israeli banks to secure certain activity with the bank, mainly the Group’s hedging activity and the guarantee issued in respect of its lease agreement of its offices in Israel.